NOTE 3 – OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Current Assets

	2020	2019
Other current assets:
Deposits, inventory	—	1,545
Total other current assets	$—	$1,545